Summary of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total lease rental income	$ 192,497	$ 205,152	$ 579,561	$ 607,102
Trading container margin	306	457	350	1,766
Gain on sale of owned fleet containers, net	5,197	22,788	22,448	61,914
Depreciation	73,686		216,051
Depreciation and amortization	73,686	73,238	216,051	218,688
Container lessee default expense recovery net	1,108	963	1,057	1,518
Interest expense	43,751	41,242	128,019	114,144
Unrealized loss on financial instruments, net		204		326
Segment income (loss) before income taxes	50,769	83,214	168,487	248,133
Income tax (expense) benefit	(1,124)	(1,846)	(3,946)	(5,532)
Total assets	7,306,491	7,797,035	7,306,491	7,797,035	$ 7,613,234
Purchase of containers and fixed assets	27,948	55,569	66,386	250,640
Payments on container leaseback financing receivable			96,005	533,867
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income taxes	(2,589)	(1,164)	(6,411)	(4,210)
Total assets	4,779	10,553	4,779	10,553
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	520	710	1,974	1,915
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	520	710	1,974	1,915
Operating Segments | Container Ownership
Segment Reporting Information [Line Items]
Total lease rental income	181,145	191,926	544,521	566,994
Gain on sale of owned fleet containers, net	5,197	22,788	22,448	61,718
Depreciation	75,158		220,460
Depreciation and amortization		74,711		223,173
Container lessee default expense recovery net	1,108	963	1,057	1,518
Interest expense	43,545	41,027	127,410	113,506
Segment income (loss) before income taxes	43,137	68,899	140,846	208,861
Income tax (expense) benefit	(1,477)	(1,930)	(5,148)	(5,541)
Total assets	7,261,279	7,731,085	7,261,279	7,731,085
Purchase of containers and fixed assets	27,948	55,191	66,386	248,143
Payments on container leaseback financing receivable			96,005	533,867
Operating Segments | Container Management
Segment Reporting Information [Line Items]
Total lease rental income	10,600	12,503	32,832	38,105
Depreciation and amortization		432		1,237
Container lessee default expense recovery net	372		1,172
Interest expense	206	215	609	638
Unrealized loss on financial instruments, net		204		326
Segment income (loss) before income taxes	5,259	8,357	18,297	33,220
Income tax (expense) benefit	353	(84)	(1,202)	(9)
Total assets	178,118	171,010	178,118	171,010
Purchase of containers and fixed assets		378		2,497
Operating Segments | Container Resale
Segment Reporting Information [Line Items]
Trading container margin	306	457	350	1,766
Segment income (loss) before income taxes	2,448	4,873	9,600	11,729
Total assets	6,185	10,364	6,185	10,364
Operating Segments | Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	14,788	16,875	45,708	59,932
Operating Segments | Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	46	53	143	172
Operating Segments | Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	2,600	4,576	9,838	10,586
Operating Segments | Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	474	657	1,831	1,743
Eliminations
Segment Reporting Information [Line Items]
Total lease rental income	752	723	2,208	2,003
Gain on sale of owned fleet containers, net				196
Depreciation	(1,844)		(5,581)
Depreciation and amortization		(1,905)		(5,722)
Segment income (loss) before income taxes	2,514	2,249	6,155	(1,467)
Total assets	(143,870)	(125,977)	(143,870)	(125,977)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (17,388)	$ (21,451)	$ (55,546)	$ (70,518)